Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	38-1999511
EBP, Plan Number	001
EBP, Asset Held for Investment	$ 336,806,614
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	100,701,755
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	214,561,596	$ 172,084,421
Notes Receivable [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	9,911,683
Investment, Identifier [Axis]: AB US Large Cap Growth CIT (W Series) Class L
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,705,444	10,810,991
Investment, Identifier [Axis]: American Funds - EuroPacific Growth Fund (Class R6)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,594,818
Investment, Identifier [Axis]: American Funds - New World Fund (Class R6)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,419,020
Investment, Identifier [Axis]: American Funds - The Bond Fund of America R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,265,415
Investment, Identifier [Axis]: BlackRock High Yield Portfolio Fund Class K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,407,488
Investment, Identifier [Axis]: Credit Acceptance Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	11,631,580
Investment, Identifier [Axis]: Fidelity Small Cap Growth K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,744,558
Investment, Identifier [Axis]: Janus Henderson Enterprise Fund (Class N)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,997,627
Investment, Identifier [Axis]: PGIM Global Total Return Fund (Class R6)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	660,682
Investment, Identifier [Axis]: Putnam Stable Value Fund 15
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,271,391	7,482,013
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,964,482
Investment, Identifier [Axis]: Undiscovered Managers Behavioral Value Fund (Class R6)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,256,714
Investment, Identifier [Axis]: Vanguard Equity-Income Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,232,854
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	4,082,470
Investment, Identifier [Axis]: Vanguard Institutional Index I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	40,841,794
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,534,462
Investment, Identifier [Axis]: Vanguard Real Estate Index Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,439,474
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,083,172
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	515,214	572,309
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,591,715	6,587,672
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	20,098,555	16,846,918
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	21,349,605	17,635,451
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,384,422	28,012,800
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	40,987,572	32,865,227
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	33,736,869	25,448,889
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	24,019,427	17,914,839
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	10,195,244	6,743,525
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,668,049	754,569
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	609,727	38,055
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	428,362	$ 371,163
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,754,260
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund (Admiral Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,422,465